AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 24, 2015.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 494	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 495	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED

FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

With a copy to:

Anna Paglia, Esquire 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Alan P. Goldberg, Esquire K&L Gates LLP 70 W. Madison St., Suite 3100 Chicago, IL 60602
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ on August 23, 2015 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ on [date] pursuant to paragraph (a) of Rule 485.

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐ on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 494 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating August 23, 2015 as the new effective date for Post-Effective Amendment No. 482 to the Trust’s Registration Statement, which was filed on April 29, 2015 pursuant to Rule 485(b) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 488 and 491 to the Trust’s Registration Statement filed on May 27, 2015 and June 25, 2015, respectively. This Amendment relates solely to PowerShares International Developed Markets Currency Hedged Low Volatility Portfolio, PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio and PowerShares Japan Currency Hedged Low Volatility Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 482 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 24th day of July, 2015.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title:	Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	July 24, 2015
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	July 24, 2015
Steven M. Hill

/s/ Anna Paglia	Secretary	July 24, 2015
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	July 24, 2015
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	July 24, 2015
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	July 24, 2015
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	July 24, 2015
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	July 24, 2015
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	July 24, 2015
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	July 24, 2015
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	July 24, 2015
Donald H. Wilson

*By: /s/ Anna Paglia		July 24, 2015
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.

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